Reduction in Workforce (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Reduction in Workforce Costs Recorded for Severance Related Costs
The 2023 Reduction in Workforce costs recorded for severance related costs in the year ended December 31, 2023 were as follows:

Sales and marketing	$28
Research and development	102
General and administrative	18
$148